Post-employment benefit obligations (Amounts Recognized In Consolidated Statements of Loss and Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Current service costs and interest costs included in cost of sales	$ 1,720	$ 1,773